10-Q Abacus Settlements LLC - INTERIM UNAUDITED STATEMENTS OF CHANGES IN MEMBERS' EQUITY - USD ($)	Total		Additional Paid-In Capital		Retained Earnings		Abacus Settlements, LLC	Abacus Settlements, LLC Common Units	Abacus Settlements, LLC Additional Paid-In Capital	Abacus Settlements, LLC Retained Earnings
Beginning balance (in shares) at Dec. 31, 2021								400
Beginning balance at Dec. 31, 2021	$ 766,893	[1]	$ 704,963	[1]	$ 205,048	[1]	$ 2,722,995	$ 4,000	$ 80,000	$ 2,638,995
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	31,682,275						(52,495)			(52,495)
Distributions	$ (6,400,000)				(6,400,000)		(659,363)			(659,363)
Ending balance (in shares) at Dec. 31, 2022	50,369,350							400
Ending balance at Dec. 31, 2022	$ 28,149,697	[1],[2]	704,963	[1],[2]	25,487,323	[1],[2]	2,011,137	$ 4,000	80,000	1,927,137
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	8,085,503						(656,803)			(656,803)
Distributions							0			0
Ending balance (in shares) at Mar. 31, 2023								400
Ending balance at Mar. 31, 2023	$ 35,662,180	[2]	704,963	[2]	33,572,826	[2]	1,354,334	$ 4,000	80,000	1,270,334
Beginning balance (in shares) at Dec. 31, 2022	50,369,350							400
Beginning balance at Dec. 31, 2022	$ 28,149,697	[1],[2]	704,963	[1],[2]	25,487,323	[1],[2]	2,011,137	$ 4,000	80,000	1,927,137
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)							(974,901)			(974,901)
Distributions							(442,283)			(442,283)
Ending balance (in shares) at Jun. 30, 2023								400
Ending balance at Jun. 30, 2023							593,953	$ 4,000	80,000	509,953
Beginning balance (in shares) at Dec. 31, 2022	50,369,350							400
Beginning balance at Dec. 31, 2022	$ 28,149,697	[1],[2]	704,963	[1],[2]	25,487,323	[1],[2]	$ 2,011,137	$ 4,000	$ 80,000	$ 1,927,137
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	9,516,626
Distributions	$ (34,451,607)				(34,451,607)
Ending balance (in shares) at Dec. 31, 2023	63,388,823
Ending balance at Dec. 31, 2023	$ 164,070,076		199,826,278		(34,726,135)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ (1,348,745)
Ending balance (in shares) at Mar. 31, 2024	62,997,292
Ending balance at Mar. 31, 2024	$ 165,340,772		$ 209,889,362		$ (36,074,880)

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the successful Business Combination.
[2]	The 2023 number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the successful Business Combination.